Provisions for Sundry Creditors (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions [abstract]
Summary of Provisions for Sundry Creditors and Others
At December 31, 2023, 2022 and 2021, the provisions for sundry creditors and others is as follows:

	2023		2022	2021
Provision for plugging of wells (Note 13)	Ps.	61,117,106	66,699,388	70,144,756
Provision for trails in process (Note 27)	12,436,092		10,533,137	11,114,006
Provision for environmental costs	9,757,356		11,914,160	11,138,904
	Ps.	83,310,554	89,146,685	92,397,666

Summary of Allowance Account for Plugging of Wells, Trials in Progress and Environmental Costs
The following tables show the allowance account for plugging of wells, trials in progress and environmental costs:

	Plugging of wells
	2023		2022	2021
Balance at the beginning of the year	Ps.	66,699,388	70,144,756	77,125,513
(Decrease) capitalized in fixed assets	(920,616)		(3,573,843)	(13,834,388)
Unwinding of discount against income	4,638,600		4,647,200	4,454,106
Unrealized foreign exchange loss (gains)	(8,475,320)		(3,984,400)	2,454,810
Amount used	(824,946)		(534,325)	(55,285)
Balance at the end of the year	Ps.	61,117,106	66,699,388	70,144,756

	Trials in progress
	2023		2022	2021
Balance at the beginning of the year	Ps.	10,533,137	11,114,006	8,321,816
Additions against expenses	6,684,626		3,137,470	4,818,298
Provision cancellation	(4,901,474)		(3,704,499)	(2,025,221)
Amount used	119,803		(13,840)	(887)
Balance at the end of the year	Ps.	12,436,092	10,533,137	11,114,006

	Environmental costs
	2023		2022	2021
Balance at the beginning of the year	Ps.	11,914,160	11,138,904	9,178,555
Additions against expenses	487,036		1,711,108	2,424,037
Cancellation against expenses	(2,613,047)		(856,047)	(407,671)
Amount used	(30,793)		(79,805)	(56,017)
Balance at the end of the year	Ps.	9,757,356	11,914,160	11,138,904

Summary of provisions for plugging of wells
Moreover, the time of plugging depends on when the fields cease to have economically viable production rates, which, in turn, depends on the inherently uncertain future prices of oil and gas. Well plugging of works will be carried out as follows:

Year	Amount
2024	Ps.	623,162
2025	429,577
2026	3,328,743
2027	1,679,097
2028	2,113,864
More than five years	52,942,663
Total	Ps.	61,117,106